INCOME TAXES (Narrative) (Details) - USD ($)	12 Months Ended
	Jul. 31, 2015	Jul. 31, 2014
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	34.00%	34.00%
Operating Loss Carryforwards	$ 731,852
Income Tax Expense (Benefit)	$ 916,840	$ (113,932)
CHINA [Member]
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Percent	25.00%	25.00%
Luck Sky Shenzhen [Member]
Operating Profit	$ 963,727
Operating Loss Carryforwards		$ 6,283
Income Tax Expense (Benefit)	$ 239,383
Sanhe [Member]
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Percent	25.00%
Operating Profit	$ 849,964